LEASES	6 Months Ended
Sep. 30, 2025
LEASES [Abstract]
LEASES
5.	LEASES
The Group has operating leases for its offices with terms ranging from two to three years. In April and September 2023, the Group entered into two new lease agreements, one for its corporate headquarters at Harbor City, Hong Kong, and the other for employee residence. The Group also has a finance lease for a printer, which is deemed not material for accounting purposes.
The components of lease costs are as follows:

	For the six months ended September 30,
	2025	2024
Operating lease costs	$325,960	$315,013

The following table presents supplemental information related to the Group’s leases:

	For the six months ended September 30,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$290,920	$252,730
Lease term and discount rate
Weighted average remaining lease term (years)
Operating leases	0.50	1.34
Weighted average discount rate
Operating leases	5.13%	5.13%

As of September 30, 2025, the future maturity of lease liabilities is as follows:

Operating lease
Remainder of fiscal year ending March 31, 2026	$214,809
Less: interest	(3,623)
Present value of lease liabilities	$211,186